PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Amortization expense relating to property and equipment	$ 15,129	$ 16,257
Amortization expense related to discontinued operations	$ 1,712	$ 2,944